Events After The Balance Sheet Date	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Events After The Balance Sheet Date	12 EVENTS AFTER THE BALANCE SHEET DATE There were no material post balance sheet events other than those mentioned elsewhere in this report.